FORWARD FUNDS

Supplement dated June 8, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”) and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Frontier Strategy Fund (the “Fund”) only:

Effective June 8, 2012, Forward Funds, on behalf of the Fund, entered into an expense limitation agreement with Forward Management, the Fund’s investment advisor, pursuant to which Forward Management agrees to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class M and Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%, 1.19%, 1.19% and 1.09%, respectively. Accordingly, effective June 8, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 35 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.10%
Other Expenses	0.29%	0.29%
Acquired Fund Fees and Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	1.61%	1.31%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.56%	1.26%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49% and 1.19%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$159	$128
3 Years	$503	$410
5 Years	$871	$713
10 Years	$1,904	$1,573

****

The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund on page 37 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS M
Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	0.10%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.19%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS M
1 Year	$128
3 Years	$410
5 Years	$713
10 Years	$1,573

You would pay the following expenses if you did not redeem your shares:

CLASS M
1 Year	$128
3 Years	$410
5 Years	$713
10 Years	$1,573

****

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 12 of the Class Z Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS Z
Management Fee	0.85%
Distribution (12b-1) Fees	N/A
Shareholder Services Fees	N/A
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.07%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement(1)	–0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.16%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Class Z shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.09%. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class Z shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

CLASS Z
1 Year	$118
3 Years	$379
5 Years	$660
10 Years	$1,460

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP FRON EXP 06082012

Forward Funds

Supplement dated June 8, 2012

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2012, as supplemented

This supplement amends the SAI dated May 1, 2012, as supplemented, to incorporate information about the expense limitation agreement for the Forward Frontier Strategy Fund (the “Fund”). Accordingly, the following revisions are incorporated into the SAI effective as of June 8, 2012:

The following information regarding the expense limitation agreement with the Fund is hereby added to the table on pages 21 and 22 of the SAI.

Fund	Class	End Date	Expense Limit
Forward Frontier Strategy Fund	Class M	April 30, 2013	1.19%
Forward Frontier Strategy Fund	Class Z	April 30, 2013	1.09%
Forward Frontier Strategy Fund	Investor Class	April 30, 2013	1.49%
Forward Frontier Strategy Fund	Institutional Class	April 30, 2013	1.19%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP FRON EXP SAI 06082012